Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Current Liabilities [Abstract]
Schedule of Other Liabilities	Other liabilities as at December 31, 2021 and 2020 are analysed as follows:

	31/12/21	31/12/20
Advance payments for government grants	412	1,069
Other	—	—
Total	412	1,069